Equity - Schedule of Earnings Per Share (Details) R$ / shares in Units, R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026 R$ / shares	Jun. 30, 2025 R$ / shares	Jun. 30, 2026 BRL (R$) R$ / shares shares	Jun. 30, 2026 $ / shares	Jun. 30, 2025 BRL (R$) R$ / shares shares
Schedule of Earnings Per Share [Abstract]
Earnings attributable to shareholders of the parent company | R$			R$ 421,615,813		R$ 179,062,000
Weighted average outstanding shares - ordinary shares - basic (thousands) | shares			126,051,631		200
Earnings per share - basic | (per share)	R$ 2.1	R$ 520,410	R$ 3.34	$ 3.34	R$ 895,310
Earnings per share - diluted | (per share)	R$ 2.1	R$ 520,410	R$ 3.34	$ 3.34	R$ 895,310